Other operating income (Details) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Other operating income
Government grants	£ 1,214	£ 8,999
R&D tax credit	2,193	687
Other operating income	3,407	9,686
Government Grants Receivable	£ 1,241	£ 8,943